Condensed Financial Information of the Parent Company - Summary of Parent Company Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,424,674	$ 524,854	¥ 2,023,263	$ 310,079	¥ 1,507,071	¥ 573,437
Short-term investments	2,693,019	412,723	225,425
Prepayments and other assets	887,086	135,952	421,938
Total current assets	9,544,718	1,462,792	4,149,739
Total assets	11,929,214	1,828,232	6,031,821
Current liabilities:
Income tax payable	20,564	3,152	11,930
Total current liabilities	3,465,599	531,126	2,419,991
Other liabilities	40,578	6,219
Total non-current liabilities	223,565	34,263	74,557
Total liabilities	3,689,164	565,389	2,494,548
Mezzanine equity:
Total mezzanine equity			7,734,532
Shareholders' (deficit) equity:
Series A convertible preferred shares			123,186
Ordinary shares	22,801	3,494	5,558
Additional paid-in capital	14,149,984	2,168,580	91,746
Accumulated deficit	(5,864,356)	(898,751)	(4,902,097)
Accumulated other comprehensive income	(68,440)	(10,489)	484,348		419,750
Total (deficit) equity	8,240,050	1,262,843	(4,197,259)		(3,243,111)	(1,942,958)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	11,929,214	1,828,232	6,031,821
Series B Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			337,268
Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			1,043,147
Series D Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			5,965,273
Series D+ Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			388,844
Parent Company [Member]
Current assets:
Cash and cash equivalents	68,012	10,423	540,361	$ 82,814	¥ 531,313	¥ 1,849
Short-term investments	217,448	33,325
Prepayments and other assets	266,280	40,809	31,132
Amounts due from subsidiaries	7,983,060	1,223,458	2,974,463
Amounts due from related parties			24,061
Total current assets	8,534,800	1,308,015	3,570,017
Total assets	8,534,800	1,308,015	3,570,017
Current liabilities:
Accrued expenses and other liabilities	256,630	39,330	30,188
Income tax payable	2,524	387	2,514
Amounts due to subsidiaries	1,692	259	7
Amounts due to related parties	407	62	35
Total current liabilities	261,253	40,038	32,744
Other liabilities	33,558	5,143
Total non-current liabilities	33,558	5,143
Total liabilities	294,811	45,181	32,744
Mezzanine equity:
Total mezzanine equity			7,734,532
Shareholders' (deficit) equity:
Series A convertible preferred shares			123,186
Ordinary shares	22,801	3,494	5,558
Additional paid-in capital	14,149,984	2,168,580	91,746
Accumulated deficit	(5,864,356)	(898,751)	(4,902,097)
Accumulated other comprehensive income	(68,440)	(10,489)	484,348
Total (deficit) equity	8,239,989	1,262,834	(4,197,259)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	¥ 8,534,800	$ 1,308,015	3,570,017
Parent Company [Member] | Series B Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			337,268
Parent Company [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			1,043,147
Parent Company [Member] | Series D Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			5,965,273
Parent Company [Member] | Series D+ Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			¥ 388,844